Revenues (Details) - Schedule of revenues per geographical locations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		$ 43,633	$ 10,493	$ 3,399
America [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		14,309	2,513	1,263
Asia Pacific [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		4,361	743	1,362
Europe and Israel [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue	[1]	$ 24,963	$ 7,237	$ 774

[1]	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.